License Agreement (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended
	May 31, 2017	Mar. 31, 2017	Jun. 30, 2017	Aug. 31, 2017
Number of common stock shares issued	831,112
Number of common stock shares issued value			$ 93,500
Share issued price per share	$ 0.1125		$ 0.1125
Capitalized legal fees			$ 170,661
License Agreement [Member]
Due to related party				$ 65,000
Kotzker Consulting LLC [Member]
Due to related party		$ 180,000
Payment of patent prosecution costs		$ 15,000
Number of common stock shares issued		31,550
Number of common stock shares issued value		$ 78,875
Share issued price per share		$ 2.50
Kotzker Consulting LLC [Member] | License Agreement [Member]
Capitalized legal fees		$ 29,040